Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	May. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 1,348	$ 1,406	$ 1,289
Accrued payroll and related expenses	1,520	2,303	1,020
Research and development contracts	169	123	1,098
Accrued grower commitments	21	54	38
Other	99	392	380
Accounts payable and accrued expenses	$ 3,157	$ 4,278	$ 3,825